Pension plans	12 Months Ended
Feb. 01, 2014
Pension plans

20. Pension plans

The UK Plan, which ceased to admit new employees from April 2004, is a funded plan with assets held in a separate trustee administered fund, which is independently managed. February 1, 2014 and February 2, 2013 measurement dates were used in determining the UK Plan’s benefit obligation and fair value of plan assets.

The following tables provide information concerning the UK Plan as of and for the fiscal years ended February 1, 2014 and February 2, 2013:

	Fiscal 2014	Fiscal 2013
(in millions)
Change in UK Plan assets:
Fair value at beginning of year	$261.1	$236.0
Actual return on UK Plan assets	13.1	22.1
Employer contributions	4.9	13.7
Members’ contributions	0.7	0.5
Benefits paid	(9.3)	(10.9)
Foreign currency changes	12.1	(0.3)

Fair value at end of year	$282.6	$261.1

	Fiscal 2014	Fiscal 2013
(in millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$212.6	$204.5
Service cost	2.4	3.6
Past service cost	0.9	1.1
Interest cost	9.3	9.5
Members’ contributions	0.7	0.5
Actuarial loss (gain)	(0.1)	4.3
Benefits paid	(9.3)	(10.9)
Foreign currency changes	9.8	—

Benefit obligation at end of year	$226.3	$212.6

Funded status at end of year: UK Plan assets less benefit obligation	$56.3	$48.5

	February 1, 2014	February 2, 2013
(in millions)
Amounts recognized in the balance sheet consist of:
Non-current assets	$56.3	$48.5
Non-current liabilities	—	—

Net asset recognized	$56.3	$48.5

Items in accumulated OCI not yet recognized as income (expense) in the income statement:

	February 1, 2014	February 2, 2013	January 28, 2012
(in millions)
Net actuarial loss	$(42.5)	$(44.4)	$(51.5)
Net prior service credit	15.3	17.1	19.1

The estimated actuarial loss and prior service credit for the UK Plan that will be amortized from accumulated OCI into net periodic pension cost over the next fiscal year are $2.0 million and $(1.7) million, respectively.

The accumulated benefit obligation for the UK Plan was $210.3 million and $197.5 million at February 1, 2014 and February 2, 2013, respectively.

The components of net periodic pension cost and other amounts recognized in OCI for the UK Plan are as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Components of net periodic pension cost:
Service cost	$(2.4)	$(3.6)	$(4.8)
Interest cost	(9.3)	(9.5)	(10.7)
Expected return on UK Plan assets	13.0	11.5	13.8
Amortization of unrecognized net prior service credit	1.5	1.6	1.0
Amortization of unrecognized actuarial loss	(2.3)	(3.2)	(2.6)

Net periodic pension benefit (cost)	$0.5	$(3.2)	$(3.3)
Other changes in assets and benefit obligations recognized in OCI	0.1	6.7	(1.7)

Total recognized in net periodic pension benefit (cost) and OCI	$0.6	$3.5	$(5.0)

	February 1, 2014	February 2, 2013
Assumptions used to determine benefit obligations (at the end of the year):
Discount rate	4.40%	4.50%
Salary increases	3.00%	3.20%
Assumptions used to determine net periodic pension costs (at the start of the year):
Discount rate	4.50%	4.70%
Expected return on UK Plan assets	5.00%	4.75%
Salary increases	3.20%	3.20%

The discount rate is based upon published rates for high-quality fixed-income investments that produce expected cash flows that approximate the timing and amount of expected future benefit payments.

The expected return on the UK Plan assets assumption is based upon the historical return and future expected returns for each asset class, as well as the target asset allocation of the portfolio of UK Plan assets.

The UK Plan’s investment strategy is guided by an objective of achieving a return on the investments, which is consistent with the long-term return assumptions and funding policy, to ensure the UK Plan obligations are met. The investment policy is to carry a balance of funds to achieve these aims. These funds carry investments in UK and overseas equities, diversified growth funds, UK corporate bonds, UK Gilts and commercial property. The property investment is through a Pooled Pensions Property Fund that provides a diversified portfolio of property assets.

The target allocation for the UK Plan’s assets at February 1, 2014 was bonds 45%, diversified growth funds 35%, equities 15% and property 5%. This allocation is consistent with the long-term target allocation of investments underlying the UK Plan’s funding strategy.

The fair value of the assets in the UK Plan at February 1, 2014 and February 2, 2013 are required to be classified and disclosed in one of the following three categories:

Level 1—quoted market prices in active markets for identical assets and liabilities

Level 2—observable market based inputs or unobservable inputs that are corroborated by market data

Level 3—unobservable inputs that are not corroborated by market data

In Fiscal 2014, based upon further review of the underlying securities of the investments, management corrected the presentation for certain investments as of February 2, 2013 from Level 1 to Level 2 in the amount of $188.3 million. The value and classification of these assets was as follows:

	Fair value measurements at February 1, 2014				Fair value measurements at February 2, 2013
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in millions)
Asset category:
Diversified equity securities	$41.0	$19.1	$21.9	$—	$73.2	$34.9	$38.3	$—
Diversified growth funds	100.5	50.8	49.7	—	51.2	26.3	24.9	—
Fixed income – government bonds	64.2	—	64.2	—	63.4	—	63.4	—
Fixed income – corporate bonds	64.6	—	64.6	—	61.7	—	61.7	—
Property	11.6	—	—	11.6	10.4	—	—	10.4
Cash	0.7	0.7	—	—	1.2	1.2	—	—

Total	$282.6	$70.6	$200.4	$11.6	$261.1	$62.4	$188.3	$10.4

Investments in diversified equity securities, diversified growth funds, and fixed income securities are in pooled funds. Investments are valued based on unadjusted quoted prices for each fund in active markets, where possible and, therefore, classified in Level 1 of the fair value hierarchy. If unadjusted quoted prices for identical assets are unavailable, investments are valued by the administrators of the funds. The valuation is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding. The unit price is based on underlying investments which are generally either traded in an active market or are valued based on observable inputs such as market interest rates and quoted prices for similar securities and, therefore, classified in Level 2 of the fair value hierarchy.

The investment in property is in pooled funds valued by the administrators of the fund. The valuation is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding. The unit price is based on underlying investments which are independently valued on a monthly basis. The investment in the property fund is subject to certain restrictions on withdrawals that could delay the receipt of funds by up to 16 months.

The table below sets forth changes in the fair value of the Level 3 investment assets in Fiscal 2014 and 2013:

(in millions)
Balance at January 28, 2012	$10.3
Actual return on assets	0.1

Balance at February 2, 2013	$10.4
Actual return on assets	1.2

Balance at February 1, 2014	$11.6

The UK Plan does not hold any investment in Signet shares or in property occupied by or other assets used by Signet.

Signet contributed $4.9 million to the UK Plan in Fiscal 2014 and expects to contribute a minimum of $4.2 million to the UK Plan in Fiscal 2015. The level of contributions is in accordance with an agreed upon deficit recovery plan and based on the results of the actuarial valuation as of April 5, 2012.

The following benefit payments, which reflect expected future service, as appropriate, are estimated to be paid by the UK Plan:

(in millions)
Fiscal 2015	$9.3
Fiscal 2016	10.3
Fiscal 2017	10.7
Fiscal 2018	10.3
Fiscal 2019	11.9
Fiscal 2020 to Fiscal 2024	62.2

In June 2004, Signet introduced a defined contribution plan which replaced the UK Plan for new UK employees. The contributions to this plan in Fiscal 2014 were $1.0 million (Fiscal 2013: $0.7 million; Fiscal 2012: $0.6 million).

In the US, Signet sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The assets of this plan are held in a separate trust and Signet matches 50% of up to 6% of employee elective salary deferrals, subject to statutory limitations. Effective April 1, 2011, Signet increased the matching element from 25% to 50% of up to 6% of employee elective salary deferrals. Signet’s contributions to this plan in Fiscal 2014 were $7.1 million (Fiscal 2013: $6.5 million; Fiscal 2012: $5.4 million). The US division has also established two unfunded, non-qualified deferred compensation plans, one of which permits certain management and highly compensated employees to elect annually to defer all or a portion of their compensation and earn interest on the deferred amounts (“DCP”) and the other of which is frozen as to new participants and new deferrals. Beginning in April 2011, the DCP provided for a matching contribution based on each participant’s annual compensation deferral. The plan also permits employer contributions on a discretionary basis. In connection with these plans, Signet has invested in trust-owned life insurance policies and money market funds. The cost recognized in connection with the DCP in Fiscal 2014 was $2.4 million (Fiscal 2013: $2.1 million; Fiscal 2012: $2.2 million).

The fair value of the assets in the two unfunded, non-qualified deferred compensation plans at February 1, 2014 and February 2, 2013 are required to be classified and disclosed. Although these plans are not required to be funded by the Company, the Company may elect to fund the plans. The value and classification of these assets are as follows:

	Fair value measurements at February 1, 2014			Fair value measurements at February 2, 2013
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)
(in millions)
Assets:
Corporate-owned life insurance plans	$8.2	$—	$8.2	$8.9	$—	$8.9
Money market funds	16.3	16.3	—	8.6	8.6	—

Total assets	$24.5	$16.3	$8.2	$17.5	$8.6	$8.9